Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries	R$ 10,080,147	R$ 9,280,777	R$ 9,768,305
Benefits	4,600,686	4,659,876	5,911,496
Social security charges	3,399,639	3,404,017	3,470,191
Employee profit sharing	1,843,861	1,533,955	1,803,545
Training	89,359	86,852	190,031
Total	R$ (20,013,692)	R$ (18,965,477)	R$ (21,143,568)